SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Supplemental cash flow information was as follows:

(In millions)	2024	2023	2022
Interest paid, net of amounts capitalized	$610	$320	$297
Income taxes paid, net of refunds	$2,126	$942	$833

Non-cash financing activity:
Common stock dividends payable	$199	$161	$158